Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2015
Summary of significant accounting policies [Abstract]
Schedule of Information Related to VIE's
	December 31, 2014	December 31, 2015
	US$	US$
Current assets	681,567,691	412,763,119
Non-current assets	2,268,129	7,469,208
Total assets	683,835,820	420,232,327

Current liabilities	537,233,210	262,759,976
Non-current liabilities	82,124,393	66,219,046

Total liabilities	619,357,603	328,979,022

	Year ended December 31, 2014	Year ended December 31, 2015
	US$	US$
Revenue	25,715,106	168,108,983
Cost of revenue	(21,406,445)	(125,707,809)
Net (loss)/profit	(1,702,533)	9,944,795
Net cash used in operating activities	(252,000,125)	(4,601,835)
Net cash used in investing activities	(799,144)	(6,098,628)
Net cash provided by financing activities	358,987,226	35,532,406

Schedule Of Foreign Currency Translation
	December 31, 2013	December 31, 2014	December 31, 2015

Year end RMB: US$ exchange rate	6.0969	6.1190	6.4936
Period average RMB: US$ exchange rate	6.1956	6.1424	6.2272

Schedule Of Useful Lives
Aircraft	15 years
Vehicles	5 years
Furniture and fixtures	5 years

Schedule Of Interest Expense
	2013	2014	2015
	US$	US$	US$
Amortization of issuance cost related to other long term debt	640,565	3,744,695	6,554,767
Accretion of discount arising from warrants on Guaranteed Senior Secured Note	288,220	-	-
Interest expense on corporate aircraft capital lease	778,032	2,896,977	2,617,000
Interest on borrowings	36,515,162	128,014,504	171,035,655

Total interest costs	38,221,979	134,656,176	180,207,422
Less: total interest costs capitalized	(21,359,447)	(106,455,409)	(159,926,006)

Interest expense, net	16,862,532	28,200,767	20,281,416